UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 12/31/2004

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/31/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		44
Form 13F Information Table Value Total:		$ 88,761 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MSCI EMERGING MKTS INDEX FUND  EF               464287234     2493    12353 SH       SOLE                    12353
VANGUARD TOTAL STK MKT         EF               922908769      232     1963 SH       SOLE                     1963
3M COMPANY                     COM              88579y101     2103    25625 SH       SOLE                    25625
ABBOTT LABORATORIES            COM              002824100     2037    43660 SH       SOLE                    43660
AMERICAN EXPRESS CO.           COM              025816109     1012    17950 SH       SOLE                    17950
AMERICAN INTERNATIONAL GROUP I COM              026874107     2713    41313 SH       SOLE                    41313
BANK OF AMERICA CORP.          COM              060505104     2998    63801 SH       SOLE                    63801
BERKSHIRE HATHAWAY CL B        COM              084670207     4906     1671 SH       SOLE                     1671
BOSTON PROPERTIES INC.         COM              101121101     1269    19625 SH       SOLE                    19625
BP PLC SPON ADR                COM              055622104     1486    25445 SH       SOLE                    25445
CARDINAL HEALTH, INC.          COM              14149Y108      444     7630 SH       SOLE                     7630
CHEVRONTEXACO CORP.            COM              166764100      298     5678 SH       SOLE                     5678
CISCO SYSTEMS, INC.            COM              17275R102     1794    92873 SH       SOLE                    92873
CITIGROUP INC.                 COM              172967101     3228    67002 SH       SOLE                    67002
COCA COLA CO.                  COM              191216100      226     5425 SH       SOLE                     5425
COGNEX CORPORATION             COM              192422103     2416    86610 SH       SOLE                    86610
CREE, INC.                     COM              225447101     2373    59195 SH       SOLE                    59195
DUKE REALTY CORP NEW           COM              264411505     2008    58805 SH       SOLE                    58805
EMERSON ELECTRIC CO.           COM              291011104     1814    25875 SH       SOLE                    25875
EQUITY OFFICE PROPERTIES TR    COM              294741103     3113   106905 SH       SOLE                   106905
EXXON MOBIL CORP.              COM              30231G102     2141    41775 SH       SOLE                    41775
FIRST DATA CORPORATION         COM              319963104     1991    46795 SH       SOLE                    46795
GENERAL ELECTRIC CO.           COM              369604103     4644   127225 SH       SOLE                   127225
GILLETTE CO.                   COM              375766102     1412    31530 SH       SOLE                    31530
HOME DEPOT INC.                COM              437076102     3218    75300 SH       SOLE                    75300
INTERNATIONAL BUSINESS MACHINE COM              459200101      261     2645 SH       SOLE                     2645
JOHNSON & JOHNSON              COM              478160104     3010    47456 SH       SOLE                    47456
JPMORGAN CHASE & CO.           COM              46625h100     1569    40210 SH       SOLE                    40210
KIMBERLY CLARK CORP.           COM              494368103      787    11955 SH       SOLE                    11955
MEDTRONIC INC.                 COM              585055106     2814    56660 SH       SOLE                    56660
MERRILL LYNCH & CO.            COM              590188108      696    11650 SH       SOLE                    11650
MICROSOFT CORP.                COM              594918104     2573    96296 SH       SOLE                    96296
NESTLE SPON ADR REPSTG REG SH  COM              641069406      344     5266 SH       SOLE                     5266
PEPSICO INC.                   COM              713448108     2031    38906 SH       SOLE                    38906
PFIZER, INC.                   COM              717081103     3015   112108 SH       SOLE                   112108
PROCTOR AND GAMBLE             COM              742718109     2353    42720 SH       SOLE                    42720
ROYAL DUTCH PETROLEUM EUR .56  COM              780257804     1393    24285 SH       SOLE                    24285
STMICROELECTRONICS N.V.        COM              861012102      194    10050 SH       SOLE                    10050
SYSCO CORPORATION              COM              871829107     2361    61860 SH       SOLE                    61860
VARIAN SEMICNDCTR EQ ASC       COM              922207105     1362    36955 SH       SOLE                    36955
WAL MART STORES INC.           COM              931142103     2528    47868 SH       SOLE                    47868
WALGREEN COMPANY               COM              931422109     3182    82930 SH       SOLE                    82930
WYETH                          COM              983024100      617    14490 SH       SOLE                    14490
ZIMMER HOLDINGS, INC.          COM              98956p102      302     3764 SH       SOLE                     3764